Subsequent Events (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended			1 Months Ended					12 Months Ended	0 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 13, 2013	Jun. 10, 2013	Mar. 25, 2013	Mar. 07, 2013	Mar. 23, 2012	Apr. 26, 2011	Mar. 09, 2015	Mar. 31, 2015
Subsequent Event [Line Items]
Dividends declared, per share	$ 0.50	$ 0.50	$ 0.40
Term Loan [Member]
Subsequent Event [Line Items]
Debt instrument maturity period				3 years	3 years	3 years	3 years	2 years	2 years
Term loan facility				$ 80,000	$ 40,000	$ 35,000	$ 60,000	$ 50,000	$ 35,000
Term Loan [Member] | LIBOR [Member]
Subsequent Event [Line Items]
Margin of interest charged above base rate				1.30%	1.30%	1.60%	1.85%	3.55%	2.10%
Loan arrangement fee				1,440	1,440	630	895	250	70
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends declared, per share										$ 0.4
Subsequent Event [Member] | Term Loan [Member]
Subsequent Event [Line Items]
Debt instrument maturity period											3 years
Term loan facility											48,000
Subsequent Event [Member] | Term Loan [Member] | LIBOR [Member]
Subsequent Event [Line Items]
Margin of interest charged above base rate											1.20%
Loan arrangement fee											$ 288